ProShares S&P Kensho Cleantech ETF Expense Example - ProShares S&P Kensho Cleantech ETF - None	May 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	$ 726